Document and Entity Information	Apr. 26, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001617406
Document Type	8-K/A
Document Period End Date	Apr. 26, 2023
Entity Registrant Name	Park Hotels & Resorts Inc.
Amendment Description	Item 5.07 of this Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Park Hotels & Resorts Inc. (the “Company”) with the U.S. Securities and Exchange Commission on April 28, 2023 (the “Original Form 8-K”) to disclose, in accordance with Item 5.07(d) of Form 8-K, the Company’s decision as to the frequency of future stockholder advisory votes regarding the compensation of the Company’s named executive officers (“Say-on-Pay votes”). Except as set forth herein, no other changes have been made to the Original Form 8-K. In addition, this Form 8-K/A separately includes the disclosure under Item 5.03 with respect to the Company’s Amended and Restated By-laws (as defined below).
Current Fiscal Year End Date	--12-31
Entity Incorporation State Country Code	DE
Entity File Number	001-37795
Entity Tax Identification Number	36-2058176
Entity Address, Address Line One	1775 Tysons Blvd.
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	Tysons
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(571)
Local Phone Number	302-5757
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	PK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false